Debt	6 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Debt

13. Debt

In January 2012, Mimecast Services Limited and Mimecast North America, Inc., with Mimecast UK as guarantor, entered into a loan agreement with a lender (the Loan Agreement) providing for up to a £4.0 million asset based line of credit (the Equipment Line). Under the Equipment Line, the Company can use the borrowing capacity to finance Eligible Equipment purchases, as defined in the Loan Agreement, in British pounds or U.S. dollars. Outstanding amounts under the Equipment Line accrued interest at a rate equal to the U.K. LIBOR plus 6.00% per annum for advances in British pounds or the greater of (i) 7.50% per annum and (ii) the Prime Rate plus 3.50% per annum for U.S. dollar advances. Advances under the Equipment Line were repayable in 36 equal monthly payments of principal and interest following the date of the borrowing under the Equipment Line but no later than June 30, 2015.

In January 2013, the Company amended the Loan Agreement (the First Amendment) to aggregate the outstanding British pound advances and U.S. dollar advances into two individual Equipment Line advances of £1.7 million (the Sterling Equipment Advances) and $1.6 million (the U.S. Dollar Equipment Advances, collectively the Equipment Line Advances) and allowed for no additional advances under the Equipment Line. The First Amendment amended the interest rate on the Equipment Line Advances to a 4.50% per annum fixed interest rate and also extended the maturity date for the Equipment Line Advances to February 1, 2017, which includes an interest only period for the first twelve months following the First Amendment date. At September 30, 2016 and March 31, 2016, the Company had outstanding borrowings of $0.3 million and $0.7 million, respectively, related to the Sterling Equipment Advances and had outstanding borrowings of $0.2 million and $0.5 million, respectively, related to the U.S. Dollar Equipment Advances. There were no amounts available for future borrowings under the Equipment Line as of September 30, 2016 or March 31, 2016.

As part of the First Amendment, the Company entered into a line of credit of up to the lesser of (i) £7.5million and (ii) the equivalent of 80% of Eligible Accounts Receivables, as defined, plus £2.5 million (the Revolving Line). Under the Revolving Line, the Company can borrow in British pounds, U.S. dollars or Euros and the Revolving Line had a maturity date of January 31, 2015. Advances under the Revolving Line bore interest at the greater of the Bank of England base rate plus 3.75% per annum, and 4.25% per annum for British pound advances, the Prime Rate plus 1.00% per annum and 4.25% per annum for U.S. dollar advances, and the Euro LIBOR plus 4.00% per annum and 4.25% per annum for Euro advances.

In July 2014, the Company further amended the Loan Agreement (the Second Amendment) and increased the Revolving Line from up to £7.5 million to up to £10 million (the Amended Revolving Line). The Amended Revolving Line had £5.0 million available upon the Second Amendment and another £5.0 million upon completion of an additional equity financing, which occurred upon completion of the Company’s IPO. The Second Amendment also extended the maturity date of the Amended Revolving Line to July 15, 2016 and decreased the maximum interest rate on any advances to 4.00% per annum. At March 31, 2016, the Company had no amounts outstanding under the Amended Revolving Line. At March 31, 2016, the Company had £10.0 million available for future borrowing under the Amended Revolving Line. The Amended Revolving Line expired unused on July 15, 2016 and as a result, no amounts were available for future borrowings under the line of credit as of September 30, 2016.

With the First Amendment, the Company also entered into a £3.0 million fixed interest rate term loan (the First Term Loan), which is repayable in 36 monthly installments starting twelve months following the first business day of the borrowing. Interest on the First Term Loan accrues and is payable monthly in arrears at 4.50% per annum and the First Term Loan matures on March 1, 2017. With the Second Amendment, the Company entered into a second £5.0 million fixed interest rate term loan (the Second Term Loan), which is repayable in 36 monthly installments starting six months following the first business day of the borrowing. Interest on the Second Term Loan accrues and is payable monthly in arrears at 4.50% per annum and the Second Term Loan matures on January 1, 2018. At September 30, 2016, the Company had $0.5 million and $2.9 million outstanding on the First Term Loan and Second Term Loan, respectively. At March 31, 2016, the Company had $1.3 million and $4.4 million outstanding on the First Term Loan and Second Term Loan, respectively.

Under the Second Amendment, the Company was required to comply with certain financial covenants, including recurring revenue and adjusted quick ratio covenants, as defined within the Second Amendment. The interest rate would increase by 3.00% if the Company was not able to meet the financial covenants or had any other event of default, until cured. Failure to comply with these covenants, or the occurrence of an event of default, could permit the lender under the Second Amendment to declare all amounts outstanding under the Second Amendment, together with accrued interest and fees, to be immediately due and payable. In addition, the Second Amendment was secured by substantially all of our assets.

In November 2015, the Company further amended the Loan Agreement (the Fourth Amendment) to reflect the change in its reporting entity, to make available the additional £5.0 million in available credit under the facility that became accessible upon the completion of the IPO, and to adjust certain financial covenants, including recurring revenue and adjusted quick ratio covenants. Under the Fourth Amendment, the Company must comply with certain financial covenants, including recurring revenue and adjusted quick ratio covenants, as defined. The interest rate will increase by 3.00% if the Company is not able to meet the financial covenants or has any other event of default, until cured. Failure to comply with these covenants, or the occurrence of an event of default, could permit the lender under the Fourth Amendment to declare all amounts outstanding under the Fourth Amendment, together with accrued interest and fees, to be immediately due and payable. In addition, the Fourth Amendment is secured by substantially all of our assets. The Company was in compliance with all covenants under the Fourth Amendment and Second Amendment as of September 30, 2016 and March 31, 2016, respectively.

The weighted-average interest rate for long-term debt was 4.50% per annum as of September 30, 2016 and March 31, 2016.

The Company has assessed these refinancing activities and determined they were modifications and not an extinguishment under ASC 470, Debt.